Summary Of Significant Accounting Policies (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Accounting Policies [Line Items]
Inventories	$ 2,771								$ 2,225								$ 2,771		$ 2,225
FCC licenses - typical term (in years)																	10 years
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income Tax Effects Allocated Directly to Equity, Cumulative Effect of Change in Accounting Principle																	$ (658)	[1]	1,529	[2]
Net Income attributable to AT&T - Financial Effect (in millions)	$ 4,858	[3]	$ 4,718		$ 5,132	[3]	$ 4,662	[3]	$ 19,037	[3],[4]	$ 3,029		$ 3,915	[3]	$ 3,469		$ 19,370		$ 29,450		$ 12,976
Net Income attributable to AT&T - Financial Effect (per share)	$ 0.66	[5]	$ 0.65	[5]	$ 0.81	[5]	$ 0.75	[5]	$ 3.08	[5]	$ 0.49	[5]	$ 0.63	[5]	$ 0.56	[5]	$ 2.85		$ 4.76		$ 2.1
Cash and Cash Equivalents [Line Items]
Cash	$ 3,130																$ 3,130
Cash and cash equivalents	$ 5,204								$ 50,498								$ 5,204		$ 50,498		$ 5,788		$ 5,121
ASU 2018-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income Tax Effects Allocated Directly to Equity, Cumulative Effect of Change in Accounting Principle																			$ 1,529
Entertainment Group [Member] | Customer Fulfillment Costs [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized Contract Cost, Amortization Period	4 years 10 months																4 years 10 months
Other cost of revenues																	$ (338)
Net Income attributable to AT&T - Financial Effect (in millions)																	$ 338
Net Income attributable to AT&T - Financial Effect (per share)																	$ 0.05
Change in Accounting Estimate Description					We updated our analysis of economic lives of customer relationships. As of April 1, 2018, we extended the amortization period to 58 months to better reflect the estimated economic lives of our Entertainment Group customers.
Minimum [Member] | ASU 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Estimate Description																	We have estimated the adoption will result in a right-of-use asset and corresponding lease liability on our consolidated balance sheet to be a mimumum of $20,000.
Maximum [Member] | ASU 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Estimate Description																	We have estimated the adoption will result in a right-of-use asset and corresponding lease liability on our consolidated balance sheet to be a maximum of $25,000.
Software [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life																	3 years
Software [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life																	7 years
Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Cash equivalents	$ 2,074																$ 2,074
Foreign Jurisdictions [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,930																$ 1,930
Retained Earnings [Member] | ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting changes																						$ 2,342
Retained Earnings [Member] | ASU 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting changes																						658
Contract Asset [Member] | ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting changes																						1,737
Deferred Customer Contract Acquisition Costs Member [Member] | ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting changes																						1,454
Other Assets [Member] | ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting changes																						(239)
Other Liabilities [Member] | ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting changes																						(212)
Deferred Income Tax Liability [Member] | ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting changes																						787
Noncontrolling Interest [Member] | ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting changes																						35
Accumulated Other Comprehensive Income [Member] | ASU 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting changes																						$ (658)

[1]	With the adoption of ASU 2016-01, the unrealized (gains) losses on our equity investments are reclassified to retained earnings (see Note 1).
[2]	With the adoption of ASU 2018-02, the stranded tax effects resulting from the application of the Tax Cuts and Jobs Act are reclassified to retained earnings (see Note 1).
[3]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 14).
[4]	Includes an asset abandonment charge (Note 7) and the impact of federal corporate income tax reform (Note 13).
[5]
Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.